Material Accounting Policies Information - Schedule of International Accounting Standards Board (IASB) and Not yet Effective (Details)	6 Months Ended
Jun. 30, 2026
IFRS 20 (Regulatory Assets and Regulatory Liabilities) [Member]
Schedule of International Accounting Standards Board (IASB) and Not yet Effective [Line Items]
Ifrss and/or ic interpretations (including the consequential amendments)	IFRS 20 (Regulatory Assets and Regulatory Liabilities)
Effective Date	Jan. 01, 2029
IFRS 19 (Subsidiaries without Public Accountability) [member]
Schedule of International Accounting Standards Board (IASB) and Not yet Effective [Line Items]
Ifrss and/or ic interpretations (including the consequential amendments)	IFRS 19 (Subsidiaries without Public Accountability)
Effective Date	Jan. 01, 2027
IFRS 18 (Presentation and Disclosure) [Member]
Schedule of International Accounting Standards Board (IASB) and Not yet Effective [Line Items]
Ifrss and/or ic interpretations (including the consequential amendments)	IFRS 18 (Presentation and Disclosure)
Effective Date	Jan. 01, 2027